CONSOLIDATED BALANCE SHEETS (Q1) (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Shareholders' equity (deficiency)
Common stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited	Unlimited
SVS [Member]
Shareholders' equity (deficiency)
Common stock, shares issued (in shares)	30,454,288	29,603,123	28,419,790
Common stock, shares outstanding (in shares)	30,454,288	29,603,123	28,419,790
MVS [Member]
Shareholders' equity (deficiency)
Common stock, shares issued (in shares)	4,650,000	4,650,000	4,650,000
Common stock, shares outstanding (in shares)	4,650,000	4,650,000	4,650,000